Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 03, 2025	Aug. 22, 2025
Subsequent Events [Line Items]
Number of shares issue		80,826,225
Par value per share (in Dollars per share)		$ 0.04
Authorized share capital (in Dollars)	$ 40,000,000
Common stock, shares authorized	100,000,000
Stapled Warrants [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)		$ 3.3405
Warrants expire date		Aug. 27, 2030
Gross proceeds (in Dollars)		$ 180,000,000
Minimum [Member] | Stapled Warrants [Member]
Subsequent Events [Line Items]
Holder’s election		4.99%
Maximum [Member] | Stapled Warrants [Member]
Subsequent Events [Line Items]
Holder’s election		9.99%
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares authorized	900,000,000
Common Stock [Member] | Stapled Warrants [Member]
Subsequent Events [Line Items]
Par value per share (in Dollars per share)		$ 2.227
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred dividend shares	100,000,000
Preferred stock, par value (in Dollars per share)	$ 0.04
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, shares authorized	100,000,000
Common stock, par value (in Dollars per share)	$ 0.04
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, shares authorized	900,000,000
Common stock, par value (in Dollars per share)	$ 0.04
2025 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Number of shares authorized to deliver	4,679,322